Note 12 - Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
12.
    FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES

The Company’s financial instruments include cash and cash equivalents, accounts receivable, investments, and trade and other payables. The carrying values of cash and cash equivalents, accounts receivable, and trade and other payables reported in the consolidated statement of financial position approximate their respective fair values due to the relatively short-term nature of these instruments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three
levels to classify the inputs to valuation techniques used to measure fair value as described below:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2:	Observable inputs other than quoted prices in Level
1
such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data.
Level 3:	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy gives the highest priority to Level
1
inputs and the lowest priority to Level
3
inputs. The Company’s financial assets and liabilities are categorized as follows:

	Year ended December 31, 2017
	FVTPL	Available for sale	Loans and receivables	Other liabilities	Total
Financial assets
Cash and cash equivalents	$160,395	$-	$-	$-	$160,395
Accounts receivables (Note 4)	-	-	160	-	160
Investments (Note 5)	661	2,435	-	-	3,096
Financial liabilities
Trade and other payables	-	-	-	936	936

	Year ended December 31, 2016
	FVTPL	Available for sale	Loans and receivables	Other liabilities	Total
Financial assets
Cash and cash equivalents	$83,347	$-	$-	$-	$83,347
Term deposits	55,000	-	-	-	55,000
Accounts receivables (Note 4)	-	-	628	-	628
Investments (Note 5)	168	550	-	-	718
Financial liabilities
Trade and other payables	-	-	-	733	733

The Company’s financial assets or liabilities as measured in accordance with the fair value hierarchy described above are:

	Year ended December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$160,395	$-	$-	$160,395
Investments (Note 5) (1)	2,435	661	-	3,096
	$162,830	$661	$-	$163,491

	Year ended December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$83,347	$-	$-	$83,347
Term deposits	55,000	-	-	55,000
Investments (Note 5) (1)	15	703	-	718
	$138,362	$703	$-	$139,065

(
1
)
The fair value of available-for-sale securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore available-for-sale securities are classified within Level
1
of the fair value hierarchy. The fair values of available-for-sale securities and warrants that are not
quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level
2
of the fair value hierarchy.

During the year ended
December 31, 2017,
the Company’s investments previously classified within Level
2
were transferred to Level
1
after the securities were listed on the TSX Venture exchange in
December 2017,
offset by additions to level
2
for warrants acquired during the year. There were
no
other transfers between levels
1,
2
and
3
during the year ended
December 31, 2017
or during year ended
December 31, 2016.